Unaudited Consolidated Statements of Change in Shareholders’ Equity - USD ($)	Ordinary Shares No Par Value	Additional Paid-in Capital	Accumulated Other Comprehensive Income/(loss)	Statutory Reserve	Retained Earnings	Non- controlling Interest	Total
Balance at Dec. 31, 2022		$ 30,286,560	$ (2,831,419)	$ 3,842,331	$ 34,414,249	$ 13,722,663	$ 79,434,384
Balance (in Shares) at Dec. 31, 2022	12,978,504
Net loss (income)					(15,879,116)	(9,138,374)	(25,017,490)
Cashless exercise of warrants
Cashless exercise of warrants (in Shares)	616,026
Cancellation of subsidiary						(3,902,544)	(3,902,544)
Dividend						(703,595)	(703,595)
Foreign currency translation adjustment			247,625			595,021	842,646
Balance at Dec. 31, 2023		30,286,560	(2,583,794)	3,842,331	18,535,133	573,171	$ 50,653,401
Balance (in Shares) at Dec. 31, 2023	13,594,530						13,594,530
Net loss (income)					2,502,203	1,067,045	$ 3,569,248
Foreign currency translation adjustment			(653,808)			(254,954)	(908,762)
Balance at Mar. 31, 2024		30,286,560	(3,237,602)	3,842,331	21,037,336	1,385,262	53,313,887
Balance (in Shares) at Mar. 31, 2024	13,594,530
Balance at Dec. 31, 2023		30,286,560	(2,583,794)	3,842,331	18,535,133	573,171	$ 50,653,401
Balance (in Shares) at Dec. 31, 2023	13,594,530						13,594,530
Net loss (income)							$ 9,801,725
Balance at Sep. 30, 2024		30,286,560	(2,004,595)	3,842,331	25,003,855	4,167,736	61,295,887
Balance (in Shares) at Sep. 30, 2024	13,594,530
Balance at Dec. 31, 2023		30,286,560	(2,583,794)	3,842,331	18,535,133	573,171	$ 50,653,401
Balance (in Shares) at Dec. 31, 2023	13,594,530						13,594,530
Capital reduction for non-controlling interests		(2,816,199)				(2,570,108)	$ (5,386,307)
Net loss (income)					14,066,972	1,087,183	15,154,155
Dividend						(5,934,100)	(5,934,100)
Foreign currency translation adjustment			(1,123,306)			(94,955)	(1,218,261)
Balance at Dec. 31, 2024		27,470,361	(3,707,100)	3,842,331	32,602,105	(6,938,809)	$ 53,268,888
Balance (in Shares) at Dec. 31, 2024	13,594,530						13,594,530
Balance at Mar. 31, 2024		30,286,560	(3,237,602)	3,842,331	21,037,336	1,385,262	$ 53,313,887
Balance (in Shares) at Mar. 31, 2024	13,594,530
Net loss (income)					4,650,910	1,222,274	5,873,184
Foreign currency translation adjustment			(297,385)			(106,987)	(404,372)
Balance at Jun. 30, 2024		30,286,560	(3,534,987)	3,842,331	25,688,246	2,500,549	58,782,699
Balance (in Shares) at Jun. 30, 2024	13,594,530
Net loss (income)					(684,391)	1,043,684	359,293
Foreign currency translation adjustment			1,530,392			623,503	2,153,895
Balance at Sep. 30, 2024		30,286,560	(2,004,595)	3,842,331	25,003,855	4,167,736	61,295,887
Balance (in Shares) at Sep. 30, 2024	13,594,530
Balance at Dec. 31, 2024		27,470,361	(3,707,100)	3,842,331	32,602,105	(6,938,809)	$ 53,268,888
Balance (in Shares) at Dec. 31, 2024	13,594,530						13,594,530
Net loss (income)					4,003,783	559,053	$ 4,562,836
Dividend						(188,222)	(188,222)
Foreign currency translation adjustment			412,136			35,960	448,096
Balance at Mar. 31, 2025		27,470,361	(3,294,964)	3,842,331	36,605,888	(6,532,018)	58,091,598
Balance (in Shares) at Mar. 31, 2025	13,594,530
Balance at Dec. 31, 2024		27,470,361	(3,707,100)	3,842,331	32,602,105	(6,938,809)	$ 53,268,888
Balance (in Shares) at Dec. 31, 2024	13,594,530						13,594,530
Net loss (income)							$ 8,388,754
Balance at Sep. 30, 2025		34,423,805	(1,958,966)	3,842,331	39,113,142	(5,568,325)	$ 69,851,987
Balance (in Shares) at Sep. 30, 2025	17,394,226						17,394,226
Balance at Mar. 31, 2025		27,470,361	(3,294,964)	3,842,331	36,605,888	(6,532,018)	$ 58,091,598
Balance (in Shares) at Mar. 31, 2025	13,594,530
Issuance of incentive common stocks award		6,953,444					6,953,444
Issuance of incentive common stocks award (in Shares)	3,799,696
Net loss (income)					(3,225,268)	465,496	(2,759,772)
Foreign currency translation adjustment			853,622			87,284	940,906
Balance at Jun. 30, 2025		34,423,805	(2,441,342)	3,842,331	33,380,620	(5,979,238)	63,226,176
Balance (in Shares) at Jun. 30, 2025	17,394,226
Net loss (income)					5,732,522	853,168	6,585,690
Dividend						(486,298)	(486,298)
Foreign currency translation adjustment			482,376			44,043	526,419
Balance at Sep. 30, 2025		$ 34,423,805	$ (1,958,966)	$ 3,842,331	$ 39,113,142	$ (5,568,325)	$ 69,851,987
Balance (in Shares) at Sep. 30, 2025	17,394,226						17,394,226